Components of Income from Discontinued Operations (Parenthetical) (Detail) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Discontinued Operations And Disposal Groups [Abstract]
Income (loss) from discontinued operations, income taxes	$ 0	$ 0
Adjustments to amounts reported previously for gain on sale of discontinued operations, income taxes	0	0
Gain on sale of discontinued operations, income taxes	$ 0	$ 0